Commitments, Contingencies and Guarantees	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees

12. Commitments, Contingencies and Guarantees

Litigation provision

Through the normal course of the Company’s business, the Company is subject to a number of litigation proceedings both brought against and brought by the Company. The Company maintains liabilities for losses from legal actions that are recorded when they are determined to be both probable in their occurrence and can be reasonably estimated. On this basis, we have recognized a provision of $2,200 as of September 30, 2023 and $10,300 as of December 31, 2022, related to certain litigation proceedings. The decrease in the provision is related to a settlement during the nine months ended September 30, 2023. This amount is presented within “Accounts payable and other liabilities” in the Company’s unaudited condensed consolidated statements of financial position.

On December 10, 2021, a class action complaint, Lisa Wiley v Paysafe Limited was filed, naming among others the Company, our former Chief Executive Officer, and our former Chief Financial Officer, as defendants. The complaint asserts claims, purportedly brought on behalf of a class of shareholders, under Sections 10(b) of the Exchange Act, and Rule 10b-5 promulgated thereunder, and alleges that the Company and individual defendants made false and misleading statements to the market. In addition, the complaint asserts claims against the individual defendants, under Sections 20(a) of the Exchange Act, alleging that the individual defendants misled the public. On January 21, 2022, a related complaint was brought in the Southern District of New York, which named additional defendants. In May 2022, the securities cases were consolidated into a single matter now captioned In Re: Paysafe Ltd. Securities Litigation.

The complaints seek unspecified damages and an award of costs and expenses, including reasonable attorneys’ fees, on behalf of a purported class of purchasers of our ordinary shares between December 7, 2020, and November 10, 2021. The Company intends to vigorously defend against the foregoing complaints. At this time, the Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.

In November 2020, we discovered that we were the target of a potential cyber security incident that involved an outside actor attempting to exploit a potential vulnerability residing in a web application used by part of our U.S. business. As a result of our investigation, we identified evidence of suspicious activity in the web application that potentially impacted approximately 91,000 merchants and agents. As of September 30, 2023, we believe we have identified and addressed any potentially impacted merchant or agent. A lawsuit was filed relating to this incident, and a preliminary settlement was reached with plaintiffs.

The Company vigorously defends its position on all open cases. While the Company considers a material outflow for any one individual case unlikely, it is noted that there is uncertainty over the final timing and amount of any potential settlements. Management believes the disposition of all claims currently pending, including potential losses from claims that may exceed the liabilities recorded, and claims for loss contingencies that are considered reasonably possible to occur, will not have a material effect, either individually or in the aggregate, on the Company's consolidated financial condition, results of operations or liquidity.

Financial guarantee contracts

Through services offered in our Merchant Solutions segment, the Company is exposed to potential losses from merchant-related liabilities, including chargebacks. A chargeback occurs when a dispute between a cardholder and a merchant, including a claim for non-delivery of the product or service by the merchant, is not resolved in favor of the merchant and the transaction is charged back to the merchant resulting in a refund of the purchase price to the cardholder. If the Company is unable to collect this chargeback amount from the merchant due to closure, bankruptcy or other reasons, the Company bears the loss for the refund paid to the cardholder. The risk of chargebacks is typically greater for those merchants that promise future delivery of goods and services rather than delivering goods or rendering services at the time of payment. The Company has recorded an allowance for current expected credit losses on financial guarantees as of September 30, 2023 and December 31, 2022 (See Note 6).

As of September 30, 2023, $24,400 of cash held in reserve at a partner bank for certain merchant chargebacks, fees and other liabilities is presented within "Prepaid expenses and other current assets" in the unaudited condensed consolidated statement of financial position. This cash is restricted from use until it is replaced with a letter of credit, or the related merchant agreement is terminated. This cash outflow is presented as an investing activity within the unaudited condensed consolidated statement of cash flows.

Contingencies

Following an internal review of the disclosures in our terms and conditions of foreign exchange rates in our Digital Wallets business for the period January 2018 to August 2022, and pursuant to discussions with our regulator that were initiated by us and concluded in September 2022, we agreed to provide payments to certain customers. There was no additional provision recorded for three and nine months ended September 30, 2023 and the remaining accrual at September 30, 2023 and December 31, 2022 was $3,342 and $18,502, respectively. The Company does not expect any additional liability or impact to our ongoing operating results in relation to this matter.